Segmented Information - Breakdown of Measures of Profit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Less:
Depreciation	$ 1,586	$ 1,501	$ 3,073	$ 2,951
Amortization of intangible assets	18,072	20,504	35,336	39,618
Income from operations	65,471	48,183	128,002	94,381
Interest expense	(240)	(243)	(476)	(479)
Investment and other income	3,322	1,550	6,309	3,512
INCOME BEFORE INCOME TAXES	68,553	49,490	133,835	97,414
Income tax expense	18,524	11,470	35,330	23,150
NET INCOME	50,029	38,020	98,505	74,264
Stock-based compensation and related taxes	7,978	4,911	15,404	9,824
Other charges (Note 20)	1,259	5,119	2,334	8,568
Adjusted EBITDA	94,366	80,218	184,149	155,342
Single reportable segment
Segmented Information
Revenues	201,108	179,815	394,729	348,554
Less:
Headcount-related costs, including stock compensation expense	73,587	72,913	145,373	138,812
Cost of revenues and network charges (exclusive of other items presented separately)	19,126	17,231	37,824	33,113
Third-party software and maintenance	7,616	6,529	14,842	12,542
Other segment items	$ 15,650	$ 12,954	$ 30,279	$ 27,137
Segment reporting, other segment item, composition, description	Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.	Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.	Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.	Other segment items includes travel expenses, reseller fees, contractors, corporate cars, bad debt expense, occupancy, insurance, marketing, employee administrative costs, professional fees, board of director fees, foreign exchange gains and losses, and other expenses.
Depreciation	$ 1,586	$ 1,501	$ 3,073	$ 2,951
Amortization of intangible assets	18,072	20,504	35,336	39,618
Total expenses	135,637	131,632	266,727	254,173
Income from operations	65,471	48,183	128,002	94,381
Interest expense	(240)	(243)	(476)	(479)
Investment and other income	3,322	1,550	6,309	3,512
INCOME BEFORE INCOME TAXES	68,553	49,490	133,835	97,414
Income tax expense	18,524	11,470	35,330	23,150
NET INCOME	$ 50,029	$ 38,020	$ 98,505	$ 74,264